Annual Total Returns (Vanguard Total Stock Market Index Fund - Admiral Shares Participant:) (Vanguard Total Stock Market Index Fund, Vanguard Total Stock Market Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Annual Total Return
2014	12.56%
2013	33.52%
2012	16.38%
2011	1.08%
2010	17.26%
2009	28.83%
2008	(36.99%)
2007	5.57%
2006	15.63%
2005	6.09%